Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:
	December 31, 2013		December 31, 2012
	RMB	US$	RMB
Other payables	6,577	1,087	6,001
Predicted liability	200	32	830
	6,777	1,119	6,831